18. SHARE CAPITAL: Schedule of Estimation of Fair value of the compensation warrants (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Estimation of Fair value of the compensation warrants
Black-Scholes inputs	September 24, 2020
Risk free rate	0.23% (2 yrs)
Exercise price	$0.75
Stock price	$0.58
Expected volatility	101%